25. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Changes in equity [abstract]
Schedule of former stock option plan, stock option plan and compensation plan

Information on the plans are summarized below:

					2020
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding
B4	05/31/2017	05/31/2020	0.01	537	(450)	(55)	(32)	-
C4	05/31/2017	05/31/2020	56.78	537	(382)	(60)	(95)	-
B5	05/31/2018	05/31/2021	0.01	594	(152)	(49)	-	393
C5	05/31/2018	05/31/2021	62.61	594	(142)	(58)	-	394
B6	05/31/2019	05/31/2022	0.01	434	(13)	(29)	-	392
C6	05/31/2019	05/31/2022	70.62	331	(5)	(37)	-	289
				3,027	(1,144)	(288)	(127)	1,468

Schedule of maximum percentage of interest dilution

The table below shows the dilutive effect if all options granted were exercised:

	2020	2019

Number of shares	268,352	267,997
Balance of effective stock options granted	1,468	2,153
Maximum percentage of dilution	0.55%	0.80%

Schedule of stock option activity

The weighted average fair value of options granted at December 31, 2020 was R$58.78 (R$56.41 at December 31, 2019).

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2019
Granted during the period	765	30.55
Cancelled during the period	(126)	31.75
Exercised during the period	(1,080)	21.55
Expired during the period	(161)	16.74
Outstanding at the end of the period	2,153	30.25	1.50
Total to be exercised at December 31, 2019	2,153	30.25	1.50

At December 31, 2020
Granted during the period	-	-
Cancelled during the period	(69)	42.59
Exercised during the period	(489)	23.93
Expired during the period	(127)	42.44
Outstanding at the end of the period	1,468	30.71	0.88
Total to be exercised at December 31, 2020	1,468	30.71	0.88

Schedule of dividends proposed

	Proposed dividends
	2020	2019

Net income for the year	2,179	790
Legal reserve	(109)	(39)
Governmental subsidy reserve	(9)	-
Calculation basis of dividends	2,061	751
Mandatory minimum dividends – 25%	515	188

Payment of interim dividends as interest on own capital, net of withholding taxes	-	(32)
Dividends payable	515	156